Summary of accounting policies - New accounting pronouncements recently adopted (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2016		Sep. 30, 2015
New accounting pronouncements recently adopted
Cumulative effect of change in accounting principle		¥ 19,294
Retained earnings [Member]
New accounting pronouncements recently adopted
Cumulative effect of change in accounting principle		(19,294)	[1]
Noncontrolling interests [Member]
New accounting pronouncements recently adopted
Cumulative effect of change in accounting principle		¥ 11,330	[2]

[1]	Cumulative effect of change in accounting principle is an adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and measurement of financial assets and financial liabilities".
[2]	Cumulative effect of change in accounting principle is an adjustment to initially apply ASU 2015-02, "Consolidation analysis" ("ASU 2015-02").